NEXTEL STRYPES TRUST


                                FINANCIAL REPORT


                                  JUNE 30, 1999


                                   (UNAUDITED)

                                    CONTENTS

_______________________________________________________________________________


FINANCIAL STATEMENTS:

   Statement of net assets                                                   1

   Schedule of  investments                                                  2

   Statement of  operations                                                  3

    Statements of changes in net assets                                      4

   Notes to financial statements                                           5-7

   Financial highlights                                                      8

_______________________________________________________________________________

NEXTEL STRYPES TRUST


STATEMENT OF NET ASSETS
JUNE 30, 1999
(UNAUDITED)


_______________________________________________________________________________________________________
ASSETS
   Investments, at value (amortized cost $83,560,129) (Notes 2, 4, and 8)          $       303,748,436
   Cash                                                                                          3,387
                                                                                   -------------------
              TOTAL ASSETS                                                         $       303,751,823
                                                                                   ===================

LIABILITIES
   Accounts payable                                                                                 20
                                                                                   -------------------
              NET ASSETS                                                           $       303,751,803
                                                                                   ===================

COMPOSITION OF NET ASSETS
   Structured Yield Product Exchangeable for StockSM ("STRYPES"),
      no par value; 7,175,731 shares issued and outstanding (Note 9)               $        82,639,705
   Net unrealized appreciation of investments                                              220,188,307
   Undistributed net investment income                                                         923,791
                                                                                   -------------------
              NET ASSETS                                                           $       303,751,803
                                                                                   ===================

              NET ASSET VALUE PER STRYPES                                          $             42.33
                                                                                   ===================


See Notes to Financial Statements.

NEXTEL STRYPES TRUST


SCHEDULE OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)

                                             Par      Maturity        Market         Amortized
Securities Description                      Value       Date          Value            Cost
-------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT
SECURITIES:

United States Treasury Strips          $  1,820,000   08/15/99   $   1,809,972    $  1,806,237
United States Treasury Strips             1,820,000   11/15/99       1,787,658
                                                                                     1,778,674
United States Treasury Strips             1,820,000   02/15/00       1,764,636       1,751,201
United States Treasury Strips             1,820,000   05/15/00       1,741,194       1,725,210
                                       ------------              -----------------------------

                                       $  7,280,000                  7,103,460       7,061,322
                                       ============

FORWARD PURCHASE CONTRACT:

Nextel Communications, Inc. Common
       Stock Forward Purchase Agreement               05/15/00     296,644,976      76,498,807
                                                                 -----------------------------

              TOTAL                                              $ 303,748,436    $ 83,560,129
                                                                 =============================



See Notes to Financial Statements.

NEXTEL STRYPES TRUST


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)



__________________________________________________________________________________________________________________

ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                             $        263,273

EXPENSES:
   Administrative fees and expenses                                         $          21,415
   Legal fees                                                                           2,645
   Accounting fees                                                                     10,116
   Trustees' fees (Note 5)                                                              5,603
   Other expenses                                                                      10,894
                                                                            ------------------

              TOTAL FEES AND EXPENSES                                                  50,673

EXPENSE REIMBURSEMENT (Note 7)                                                       (50,673)
                                                                            ------------------

              TOTAL EXPENSES - NET
                                                                                                              ---
                                                                                                 -----------------

              NET INVESTMENT INCOME                                                                       263,273

              NET INCREASE IN UNREALIZED APPRECIATION
               INVESTMENT
                 OF INVESTMENTS                                                                       160,018,744
                                                                                                 -----------------

              NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    160,282,017
                                                                                                 =================



See Notes to Financial Statements.

NEXTEL STRYPES TRUST


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 AND FOR THE YEAR ENDED DECEMBER 31, 1998 (UNAUDITED)

                                                                             Six Months            Year Ended
                                                                                Ended           December 31, 30,
                                                                            June 30, 1999             1998
------------------------------------------------------------------------------------------------------------------

OPERATIONS
   Net investment income                                                 $      263,273         $      818,246
    Unrealized appreciation (depreciation) of investments                    160,018,744           (16,849,768)
                                                                         -----------------------------------------
              NET  INCREASE (DECREASE) IN
                    NET ASSETS FROM OPERATIONS                               160,282,017           (16,031,522)
                                                                         -----------------------------------------
DISTRIBUTIONS
DISTRIBUTIONS
   Net investment income                                                       (421,694)              (528,528)
   Return of capital                                                         (3,219,989)            (6,754,839)
                                                                         -----------------------------------------
              NET DECREASE IN NET ASSETS FROM DISTRIBUTIONS                  (3,641,683)            (7,283,367)
                                                                         -----------------------------------------

               TOTAL INCREASE (DECREASE) IN NET ASSETS
                   FOR THE  PERIOD                                           156,640,334           (23,314,889)

              NET ASSETS, BEGINNING OF PERIOD                                147,111,469           170,426,358
                                                                         -----------------------------------------

              NET ASSETS, END OF PERIOD                                  $   303,751,803        $  147,111,469
                                                                         =========================================



See Notes to Financial Statements.

NEXTEL STRYPES TRUST

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
-------------------------------------------------------------------------------

NOTE 1.     ORGANIZATION
Nextel Strypes Trust ("Trust") was established on October 25, 1995 and is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In March 1997, the Trust sold Structured Yield Product Exchangeable for StockSM ("STRYPES") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for shares of common stock of Nextel Communications, Inc. ("Nextel"), a Delaware corporation, with certain existing shareholders of Nextel ("Contracting Stockholders"). The shares are deliverable pursuant to the contract on May 15, 2000 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.


NOTE 2.     SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles.

   Valuation of Investments

      The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

   Investment Transactions

      Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

   Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.     DISTRIBUTIONS
STRYPES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.015 per annum or $0.25375 per quarter (except for the first distribution on November 15, 1997 which was $0.1833).

NOTE 4.     PURCHASES AND SALES OF INVESTMENTS
Maturities of U.S. Treasury Strips for the periods ended June 30, 1999 and December 31, 1998 totaled $3,640,000 and $7,280,000, respectively. There were no sales of such investments during either period. Purchase of U.S. Treasury Strips and the forward purchase contract during the period ended December 31, 1997 totaled $20,940,192 and $76,498,807, respectively.

NOTE 5.     TRUSTEES FEES
Each of the three Trustees were paid a one-time, upfront fee of $10,800 for the services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 is being expensed over the life of the Trust. As of June 30, 1999, the Trust had expensed $26,095 of such fees.

NOTE 6.     INCOME TAXES
The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 1999, gross unrealized appreciation and depreciation of investments, based on amortized cost for Federal income tax purposes, aggregated $220,188,307 and $0, respectively. The amortized cost of investment securities for Federal income tax purposes was $83,560,129 at June 30, 1999.

NOTE 7.     EXPENSES
The estimated expenses to be incurred by the Trust in connection with the offering of the STRYPES and its ongoing operations is $687,117. Of this amount, $361,517 represents offering expenses ($351,517) and organizational expenses ($10,000) incurred by the Trust. All of these expenses are being paid from cash received by the Administrator from the Contracting Stockholders. At June 30, 1999, the Administrator had paid $291,358 relating to such expenses. The remaining amount of $325,600 represents a prepayment of estimated administrative and other operating expenses of the Trust. Such amount was paid to the Administrator by the Contracting Stockholders. Expenses incurred in excess of this amount will be paid by the Contracting Stockholders.

Cash received by the Administrator from the Contracting Stockholders of $325,600 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At June 30, 1999, $237,390 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

NOTE 8.     FORWARD PURCHASE CONTRACT
On March 10, 1997, the Trust entered into a forward purchase contract with certain existing stockholders of Nextel (the "Contracting Stockholders") and paid to the Contracting Stockholders $76,498,807 in connection therewith. Pursuant to such contract, the Contracting Stockholders are obligated to deliver to the Trust a specified number of shares of common stock on May 15, 2000 (the "Exchange Date") so as to permit the holders of the STRYPES to exchange on the Exchange Date each of their STRYPES for between 0.8403 and 1.00 shares of common stock. See the Trust's original prospectus dated March 4, 1997 for the formula upon which such exchange will be determined.

The forward purchase contract held by the Trust at June 30, 1999 is as follows:

                                   Exchange         Cost of            Contract            Unrealized
                                     Date           Contract             Value            Appreciation
                                 ------------   ----------------   ----------------   --------------------
Nextel Communications, Inc.
Common Stock Forward
     Purchase Agreement            05/15/00       $ 76,498,807       $ 296,644,976       $  220,146,169
                                                ================   ================   ====================

The Contracting Stockholders' obligations under the forward purchase contract are collateralized by shares of Nextel common stock which are being held in the custody of the Trust's custodian, The Bank of New York. At June 30, 1999, the custodian held 7,175,731 shares with an aggregate value of $360,131,999.

NOTE 9.     CAPITAL SHARE TRANSACTIONS

On February 26, 1997 two STRYPES were sold to two of the underwriters of the STRYPES for $100,000 ($50,000 per STRYPES). As a result of a stock split effected immediately prior to the public offering of the STRYPES, these two STRYPES were converted into 7,144 STRYPES. During the offering period, the Trust sold 7,168,587 STRYPES to the public and received net proceeds of $97,349,411 ($100,360,218 net of sales commission of $3,010,807). As of June 30, 1999, there were 7,175,731 STRYPES issued and outstanding with an aggregate cost, net of sales commissions, and return of capital, of $82,639,705.

NEXTEL STRYPES TRUST

FINANCIAL HIGHLIGHTS
(UNAUDITED)
-------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.

                                                                                    March 10,1997
                                                  Six Months                        (Commencement
                                                    Ended         Year Ended       of Operations)to
                                                   June 30,      December, 31        December 31
                                                     1999            1998                1998
                                                -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE FOR A
 STRYPE OUTSTANDING
 THROUGHOUT THE PERIOD
Investment income                                $    0.04       $    0.11            $    0.13
Expenses                                              0.00            0.00                 0.00
                                                -----------------------------------------------------
Investment income - net                               0.04            0.11                 0.13
Distributions from income                            (0.06)          (0.07)               (0.02)
Return of capital                                    (0.45)          (0.94)               (0.67)
Unrealized gain (loss) on investments                22.30           (2.35)               10.73
                                                -----------------------------------------------------
Net increase (decrease)  in net asset value          21.83           (3.25)               10.17
Beginning net asset value                            20.50           23.75                13.58
                                                -----------------------------------------------------
Ending net asset value                           $   42.33       $   20.50            $   23.75
                                                =====================================================
Ending market value                              $   42.00       $   20.50            $   23.75
                                                =====================================================

TOTAL INVESTMENT RETURN BASED ON MARKET             108.40%          (9.71)%              75.57%
   VALUE

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets:
  Before reimbursement (1)                             .05%            .06%                 .08%
  After reimbursement (1)                              .00%            .00%                 .00%
Ratio of net investments income to average
net assets:
  Before reimbursement (1)                             .19%            .45%                 .75%
  After reimbursement (1)                              .24%            .51%                 .83%
Net assets, end of period (in thousands)         $ 303,752       $ 147,111            $ 170,426

  (1) Annualized